DISPOSAL GROUPS HELD FOR SALE (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
ASSETS
Cash	$ 7,553,701	$ 7,775,528	$ 5,363,552
TOTAL ASSETS	163,251,052	171,954,262
LIABILITIES
TOTAL LIABILITIES	2,949,836	3,036,447
Disposal group, held for sale | Jinchen Agriculture and Dongsheng Guarantee
ASSETS
Cash	3,755,831	7,775,528
Restricted cash	15,568,983	16,026,192
Commission receivable	1,211,140	1,246,707
Compensation receivable	100,622	103,577
Advance payment	17,217	17,724
Interest receivable	15,940,393	16,408,380
Other receivable	198
Available-for-sale financial assets	126,596,083	130,313,790
Property and equipment, net	60,585	62,364
TOTAL ASSETS	163,251,052	171,954,262
LIABILITIES
Allowance on guarantee	348,854	359,098
Unearned Income-Guarantee commission	77,902	80,190
Income tax payable	2,243,618	2,309,505
Other liabilities	75,381	77,580
Deferred tax liabilities	204,081	210,074
TOTAL LIABILITIES	2,949,836	3,036,447
Net assets de-recognised	$ 160,301,216	$ 168,917,815